Short-term Borrowings and Current Portion of Long-term Borrowings	12 Months Ended
Dec. 31, 2020
Short-term Borrowings and Current Portion of Long-term Borrowings
Short-term Borrowings and Current Portion of Long-term Borrowings

13. Short-term Borrowings and Current Portion of Long-term Borrowings

	As of December 31,
	2019	2020
	RMB	RMB
Bank loans	130,000	146,000
Other borrowings	29,500	29,500
Current portion of long-term borrowings (Note 14)	—	15,789
	159,500	191,289

13. Short-term Borrowings and Current Portion of Long-term Borrowings (Continued)

In May 2018, a subsidiary of Company entered into an amendment to the facility agreement with SPD Silicon Valley Bank Co., (“SPD”). Pursuant to the amendment, the facility in the amount of RMB50,000 was extended for three months with an interest rate of 7.35% per annum and matured in August 2018. In August 2018, the subsidiary repaid RMB50,000 under this facility, and concurrently entered into an amended facility agreement with SPD with maturity in May 2019. In May 2019, the subsidiary repaid RMB50,000 under this facility, and concurrently entered into an amended facility agreement with SPD with maturity in August 2019. In August 2019, the subsidiary repaid RMB50,000 under this facility, and concurrently entered into an amended facility agreement with SPD with maturity in August 2020. In August 2020, the subsidiary repaid RMB50,000 under this facility, and concurrently entered into an amended facility agreement with SPD with maturity in May 2021 with an interest rate of 7.20%. In addition, RMB260,677 of inventories and RMB11,366 of equipment were pledged to SPD as collaterals as of December 31, 2019; RMB260,677 of inventories and RMB8,090 of equipment were pledged to SPD as collaterals as of December 31, 2020. A guarantee was provided by the Company’s wholly-owned subsidiary in Hong Kong S.A.R. and the Company. Both of the original facility and amended facility agreements contain certain financial covenants. As of December 31, 2019 and 2020, the Group met the financial covenants. As of December 31, 2019 and 2020, the outstanding balances of the short-term of the facilities were RMB50,000 and RMB50,000, respectively.

During 2018, the subsidiary entered into two agreements with the third party non-financial institution that permits the subsidiary to borrow short-term borrowings at the interest rates of 10%. The subsidiary received RMB15,000 and RMB20,410 in June 2018 and August 2018, respectively. The accounts receivable of RMB15,000 and RMB20,410 were pledged to the third party as collaterals, the subsidiary repaid these borrowings in August 2018 and October 2018, respectively. No balance is outstanding as of December 31, 2018. During 2019, the subsidiary entered into four more agreements with the third-party non-financial institution that permits the subsidiary to borrow short-term borrowings at the interest rate of 10%. The subsidiary received RMB100,000 and RMB118,000 in June 2019 and September 2019, with accounts receivable of RMB84,610 and RMB85,630 pledged to the third party as collaterals, respectively. The subsidiary repaid these borrowings in July 2019 and October 2019, respectively. No balance is outstanding as of December 31, 2019.

In December 2019, a subsidiary of the Group entered into a short-term borrowing agreement with a third-party non-financial institution and borrowed RMB29,500 with an interest rate of 9.5% per annum and a maturing term of six months. As of December 31, 2019 and 2020, the outstanding balances of the short-term borrowing were RMB29,500 and RMB29,500, respectively.

In December 2018, a subsidiary of the Group entered into a loan agreement with Shanghai Pudong Development Bank Co., Ltd. and borrowed RMB80,000 with an interest rate of 4.35% per annum, a maturing term of one year. In December 2019, the subsidiary repaid RMB80,000 under this loan agreement, and concurrently renewed the loan agreement with maturity in one year with an interest rate of 3.92% per annum. In December 2020, the subsidiary repaid RMB80,000 under this loan agreement, and concurrently renewed the loan agreement and borrowed RMB76,000. The loan had a maturity term of one year with interest rate of 3.8% per annum. A restricted cash deposit of RMB90,503 and RMB84,824 were deposited to the bank for this borrowing as of December 31 2019 and 2020, respectively.

During 2020, a subsidiary of the Group entered two one-year borrowing agreements with Shanghai Pudong Development Bank Co., Ltd at the interest rates from 3.92% to 4.35%. The subsidiary received RMB10,000 in October 2020 and RMB10,000 in December 2020. A guarantee was provided by Beijing Secoo. As of December 31, 2020, the outstanding balance is RMB20,000.